Document And Entity Information	Jan. 22, 2024
Document Information [Line Items]
Entity, Registrant Name	GYRODYNE, LLC
Document, Type	8-K
Document, Period End Date	Jan. 22, 2024
Entity, Incorporation, State or Country Code	NY
Entity, File Number	001-37547
Entity, Tax Identification Number	46-3838291
Entity, Address, Address Line One	ONE FLOWERFIELD
Entity, Address, Address Line Two	SUITE 24
Entity, Address, City or Town	ST. JAMES
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	11780
City Area Code	631
Local Phone Number	584-5400
Title of 12(b) Security	Common Shares of Limited Liability Company Interests
Trading Symbol	GYRO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001589061